Stockholders' equity	6 Months Ended
Jun. 30, 2020
Stockholders' equity
Stockholders' equity

Note 16 – Stockholders’ equity

On September 19, 2018, the Company issued 150,000 shares of common stock to three individuals for consulting services to be provided for the period from September 19, 2018 to May 18, 2019, which were valued at $243,000 based on the quoted market price at issuance. The entire cost of $243,000 was amortized over the 8‑month service period using straight line method.

On March 23, 2020, the Company issued 35,592 shares of common stock to an individual for consulting services provided for the period from September 2019 to February 2020, which were valued at $33,812 based on the quoted market price at issuance.

Warrants registered in September 2017 Offering

In connection with the September 2017 offering, the Company registered and issued warrants to purchase an aggregate of 1,078,045 common shares, consisting of 945,654 investor warrants (the “Investor Warrants”) and 132,391 placement agent warrants (the “Placement Agent Warrants”). All warrants carry a term of 5 years. The Investor Warrants are exercisable at $4.25 per share and the Placement Agent Warrants are exercisable at $4.675 per share. The Investor Warrants can be exercisable immediately as of the date of issuance. The Placement Agent Warrants are not exercisable for a period of 180 days after the effective date of the offering. A holder of the warrants also will have the right to exercise its warrants on a cashless basis if the registration statement or prospectus contained therein is not available for the issuance of the common shares issuable upon exercise thereof. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.

Management determined that these warrants are equity instruments because the warrants are indexed to its own stock. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of June 30, 2020, the total number of warrants outstanding was 1,078,045 with remaining life of 2.5 years. No warrants were exercised since the issuance date.